Leases - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) lease	Dec. 31, 2021 GBP (£) lease
As a Lessor
Finance lease receivables	£ 28	£ 58
As a Lessee
Expense relating to short-term leases for which recognition exemption has been used	£ 1	£ 3
Number of leases with variable lease payment terms | lease	401	609
Number of leases | lease	896	1,111
Expense relating to variable lease payments not included in measurement of lease liabilities	£ 1,087	£ 1,196
Extension and termination options reasonably certain to be exercised	516	434
Gains arising from sale and leaseback transactions	£ 88	£ 33